Provisions and contingent liabilities - Movement of provision - Caption - Minera (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions [abstract]
Provision for closure of mining units and exploration projects	$ 1,608,380	$ 1,294,464	$ 1,234,731		$ 1,012,888
Provision for social responsibility	18,326	18,010	$ 21,689	$ 24,335
Other provisions	2,484	2,785
Provisions	1,629,190	1,315,259
Other Accruals And Liabilities [Abstract]
Interests payable, see note 24	16,840
Workers' profit sharing payable	12,793	3,920
Accrual of operating costs	11,238	11,442
Provisions for Accruals Of Capital Expenditures	8,139	3,682
Right of use liability	596
Other accruals and liabilities	49,606	19,044
Provisions, Other Accruals And Liabilities	1,678,796	1,334,303
Classification by maturity [Abstract]
Current portion	90,940	41,154
Non-current portion	1,587,856	1,293,149
Provisions, other accruals and liabilities	$ 1,678,796	$ 1,334,303